Employee Benefit Plans (Details) - Schedule of net periodic benefit costs recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Net Periodic Benefit Costs Recognized Abstract
Service cost	$ 11
Interest cost	27
Net actuarial (gain) loss	(917)
Net periodic benefit cost	$ (879)